First Trust Horizon Managed Volatility Small Mid ETF Investment Strategy - First Trust Horizon Managed Volatility Small Mid ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The Fund defines small- and mid-capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of small- or mid-capitalization companies, respectively, based upon the composition of the index at the time of investment. As of October 31, 2025, the Fund considers small- and mid-capitalization companies to be those with a market capitalization between $100 million and $35 billion. The exact size of the companies included will change with market conditions and the Fund will not automatically sell or cease to purchase a stock that it already owns due to changes in market conditions. The Fund may also invest in the equity securities of real estate investment trusts ("REITs"). The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. Volatility is a statistical measure of the magnitude of changes in the Fund’s return without regard to the direction of those changes, and higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. A volatility forecast is a statistical estimate of future expected volatility that uses historical price returns over multiple time frames as inputs to determine volatility forecasts for individual equities. Volatility forecasts are a unique estimate of volatility that the Sub-Advisor believes may be more responsive and accurate in predicting future volatility than historical standard deviation. These statistical models attempt to measure observed characteristics of volatility over time in order to estimate the forecasts. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. To begin, the Sub-Advisor gathers historical pricing data and generates return data for the starting universe, which is comprised of common stocks listed and traded on U.S. national securities exchanges that are issued by small- and/or mid-capitalization companies. The Sub-Advisor then uses this data in volatility forecasting models to rank the securities comprising the starting universe from low to high based on their volatility forecasts. Once the final portfolio is selected, the Sub-Advisor gives larger weights to securities with lower future expected volatility; however, the Sub-Advisor may choose to deviate from such approach depending on current market conditions across various market sectors. The Sub-Advisor periodically rebalances and reallocates the portfolio using this methodology, which may result in higher levels of portfolio turnover. As of October 31, 2025, the Fund had significant investments in financial companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of October 31, 2025, the Fund had significant investments in financial companies, although this may change from time to time.